Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial assets designated as measured at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss

	2024	2023
Financial assets at FVTPL
- Unlisted securities	$11,665	$20,405
Movement of the balance during the years ended December 31, 2024 and 2023 is as follow:

	2024	2023
Balance at January 1	$20,405	$17,538
Additions	129	10,002
Changes in fair value recognized in profit or loss	(8,869)	(7,135)
Balance at December 31	$11,665	$20,405

	2024	2023
Represented by:
Non-current	$1,103	$9,371
Current	10,562	11,034
	$11,665	$20,405